Restructuring (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of initial restructuring charge recorded and the ending reserve balance
The initial restructuring charge recorded and the ending reserve balance as of June 30, 2015 by segment is as follows:

	2015 Restructuring Plan		2014 Restructuring Plan
(in millions)	Initial Charge Recorded	Ending Reserve Balance	Initial Charge Recorded	Ending Reserve Balance
S&P Ratings	$11	$11	$45	$21
S&P Capital IQ	13	12	9	3
C&C [1]	3	2	16	6
Corporate	3	3	16	11
Total	$30	$28	$86	$41

[1]	The 2014 restructuring plan included an initial charge of $3 million and an ending reserve balance of $1 million for McGraw Hill Construction.

The initial restructuring charge recorded and the ending reserve balance as of December 31, 2014 by segment is as follows:

	2014 Restructuring Plan		2013 Restructuring Plan
(in millions)	Initial Charge Recorded	Ending Reserve Balance	Initial Charge Recorded	Ending Reserve Balance
S&P Ratings	$45	$42	$13	2
S&P Capital IQ	9	7	10	1
C&C [1]	16	14	10	2
Corporate	16	15	16	2
Total	$86	$78	$49	$7

[1]
The 2014 restructuring plan includes an initial charge of $3 million and an ending reserve balance of $1 million for McGraw Hill Construction. The 2013 restructuring plan includes an initial charge of $1 million and an ending reserve balance of less than $1 million for McGraw Hill